Note 11 - Accrued Liabilities	12 Months Ended
Jan. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 11 - Accrued Liabilities

	January 31, 2016	January 31, 2015
Accrued compensation and benefits	10,700	9,017
Accrued professional fees	1,211	1,137
Other accrued liabilities	4,933	6,541
	16,844	16,695

Other accrued liabilities include accrued expenses related to third party resellers and royalties, vendors and accrued restructuring charges.